LEASES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Leases
SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	March 31, 2026	June 30, 2025

Assets
Right-of-use asset (1)	$720,000	$720,000
Right-of-use asset (2)	162,335	162,092
Total RoU assets	882,335	882,092
Less: Accumulated amortization	(475,266)	(363,717)
	$407,069	$518,375

Liabilities
Current:
Operating lease liabilities	$40,877	$38,311

Non-current:
Operating lease liabilities	60,658	91,639

Total lease liabilities	$101,535	$129,950

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,
	2025	2024

Assets
Right-of-use asset (1)	$720,000	$720,000
Right-of-use assets (2)	162,092	64,910
Total RoU assets	$882,092	$784,910
Less: Accumulated amortization	(363,717)	(275,428)
	$518,375	509,482

Liabilities
Current:
Operating lease liabilities	$38,311	$24,881
Finance lease liabilities	-	22,323
	38,311	47,204

Finance lease liabilities – assets held for sale	$-	$603,252
Total Current Lease Liabilities	$38,311	650,456

Non-current:
Operating lease liabilities	$91,639	$4,602
Finance lease liabilities	-	86,565
Total Non-current Lease Liabilities	91,639	91,167

Total lease liabilities	$129,950	$741,623
(1)	This leasing arrangement for the lease of the Segama factory amounting to $720,000 is for a lease term of seven (7) years and included an exclusive right and option to purchase the factory site, together with all its right title and interest, for a consideration to be mutually agreed between the parties at any time during the period of two years from the date of the Lease Agreement ended March 1, 2024. The option was not exercised and has lapsed.

There are no corresponding lease liabilities recorded as the lease payments for the entire lease period has been paid upfront upon inception of the agreement.

(2)	The Company through its wholly owned subsidiary VRI entered into various lease arrangements for the use of motor vehicles for lease term of three (3) to four (4) years which expire at various dates through 2029. Certain of the lease arrangements contain option to purchase at an agreed consideration as stated in the respective lease agreement. The Company’s lease agreements do not contain any material restrictive covenants.

SCHEDULE OF THE LEASE TERMS AND DISCOUNT RATES

The table below presents the information related to weighted average discount rate and the remaining lease term (years) of the operating leases.

	March 31, 2026	June 30, 2025
Operating leases
Weighted average discount rate	9.08%	9.00%
Weighted average remaining lease term (years)	2.35	3.10

The table below presents the information related to weighted average discount rate and the remaining lease term (years) of the operating leases.

	As of June 30,
	2025	2024
Operating leases
Weighted average discount rate	9.00%	18.20%
Weighted average remaining lease term (years)	3.10	1.17
Finance leases
Weighted average discount rate	NA	6.73%
Weighted average remaining lease term (years)	NA	3.66

SCHEDULE OF LEASE COSTS

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the periods.

	Nine months ended March 31,
	2026	2025

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$-	$5,368

Operating lease cost:
Operating lease expense (per ASC 842)	119,453	104,356

Total lease expense	$119,453	$109,724

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Years ended June 30,
	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$5,368	$45,926

Operating lease cost:
Operating lease expense (per ASC 842)	145,705	131,096

Total lease expense	$151,073	$177,022

SCHEDULE OF FUTURE MINIMUM OPERATING LEASE PAYMENTS

Years ending March 31,	Operating lease amount
2026	$48,442
2027	43,072
2028	22,487

Total minimum lease liabilities payment	114,001
Less: imputed interest	(12,466)
Present value of lease liabilities	$101,535

Representing:
Current liabilities	$40,877
Non-current liabilities	60,658
Present value of lease liabilities	$101,535

The table below summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years and thereafter ending June 30:

Years ending June 30,	Operating and finance lease amount

2026	48,435
2027	48,435
2028	37,710
Thereafter	15,741
Total minimum lease liabilities payment	150,321
Less: imputed interest	(20,371)

Present value of lease liabilities	$129,950